N-2	Aug. 02, 2023
Cover [Abstract]
Entity Central Index Key	0001734875
Amendment Flag	false
Securities Act File Number	001-38491
Document Type	8-K
Entity Registrant Name	MID-SOUTHERN BANCORP, INC.
Entity Address, Address Line One	300 North Water Street
Entity Address, City or Town	Salem
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47167
City Area Code	812
Local Phone Number	883-2639
Entity Emerging Growth Company	true
Entity Ex Transition Period	false